Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Period-end spot rate [Member] | YEN [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	¥1=US$0.006692	¥1=US$0.006915
Period-end spot rate [Member] | HK [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	HK$1=US$0.127701	HK$1=US$0.127391
Period-end spot rate [Member] | RMB [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	RMB1=US$0.137061	RMB1=US$0.140591
Period-end spot rate [Member] | MYR [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	MYR1=US$0.213047
Average rate [Member] | YEN [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	¥1=US$0.007095	¥1=US$0.007480	¥1=US$0.007402
Average rate [Member] | HK [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	HK$1=US$0.127686	HK$1=US$0.127435	HK$1=US$0.127573
Average rate [Member] | RMB [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	RMB1=US$0.140278	RMB1=US$0.148755
Average rate [Member] | MYR [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	MYR1=US$0.218627
Year-end spot rate [Member] | YEN [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates			¥1=US$0.007519
Year-end spot rate [Member] | HK [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates			HK$1=US$0.127391
Year-end spot rate [Member] | RMB [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates
Year-end spot rate [Member] | MYR [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates